Asset Retirement Obligation (Table)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
The schedule below summarizes the changes in the Partnership’s asset retirement obligations:

	December 31, 2014 (1)	December 31, 2013
	(in millions)
Beginning asset retirement obligations	$7.7	$9.1
Revisions to existing liabilities	2.2	(1.8)
Liabilities acquired	10.2	—
Accretion	0.5	0.5
Liabilities settled	—	(0.1)
Ending asset retirement obligations	$20.6	$7.7